Annual Fund Operating Expenses - Class ACS - DWS Equity Sector Strategy Fund	Dec. 01, 2021
Class A
Operating Expenses:
Management fee	0.30%	[1]
Distribution/service (12b-1) fees	0.24%
Other expenses	0.45%
Total annual fund operating expenses	0.99%
Fee waiver/expense reimbursement	0.26%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.73%
Class C
Operating Expenses:
Management fee	0.30%	[1]
Distribution/service (12b-1) fees	1.00%
Other expenses	0.53%
Total annual fund operating expenses	1.83%
Fee waiver/expense reimbursement	0.35%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.48%
Class S
Operating Expenses:
Management fee	0.30%	[1]
Distribution/service (12b-1) fees	none
Other expenses	0.46%
Total annual fund operating expenses	0.76%
Fee waiver/expense reimbursement	0.28%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.48%

[1]	“Management fee” is restated to reflect the fund’s new management fee rate effective August 9, 2021.